Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2010
Registrant Name	dei_EntityRegistrantName	FEDERATED WORLD INVESTMENT SERIES INC
Central Index Key	dei_EntityCentralIndexKey	0000918199
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 27, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun. 27, 2011
Prospectus Date	rr_ProspectusDate	Jan. 31, 2011